UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2014

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 3.1%
Bally Technologies Inc.	10,164	$745,224	*
Buffalo Wild Wings Inc.	3,452	489,701	*

Total Hotels, Restaurants & Leisure		1,234,925

Leisure Equipment & Products - 2.3%
Polaris Industries Inc.	7,283	911,832

Specialty Retail - 13.3%
Advance Auto Parts Inc.	7,069	811,592
Bed Bath & Beyond Inc.	8,803	562,071	*
Hibbett Sports Inc.	12,184	731,162	*
Ross Stores Inc.	13,900	943,949
Signet Jewelers Ltd.	10,680	849,594
Tractor Supply Co.	13,972	929,278
Urban Outfitters Inc.	14,286	511,724	*

Total Specialty Retail		5,339,370

TOTAL CONSUMER DISCRETIONARY		7,486,127

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 3.2%
Casey’s General Stores Inc.	12,026	825,825
Fresh Market Inc.	12,554	438,888	*

TOTAL CONSUMER STAPLES		1,264,713

ENERGY - 7.2%
Energy Equipment & Services - 5.8%
Cameron International Corp.	14,384	862,608	*
Oceaneering International Inc.	10,771	734,044
Oil States International Inc.	7,679	721,442	*

Total Energy Equipment & Services		2,318,094

Oil, Gas & Consumable Fuels - 1.4%
Pioneer Natural Resources Co.	3,344	566,206

TOTAL ENERGY		2,884,300

FINANCIALS - 8.5%
Capital Markets - 3.5%
Affiliated Managers Group Inc.	4,543	905,147	*
Lazard Ltd., Class A	11,163	477,330

Total Capital Markets		1,382,477

Commercial Banks - 2.0%
Signature Bank	6,663	813,286	*

Real Estate Investment Trusts (REITs) - 0.8%
Gaming and Leisure Properties Inc.	9,483	329,060

Real Estate Management & Development - 2.2%
Jones Lang LaSalle Inc.	7,561	863,920

TOTAL FINANCIALS		3,388,743

HEALTH CARE - 16.2%
Biotechnology - 7.0%
Alexion Pharmaceuticals Inc.	8,461	1,343,015	*
BioMarin Pharmaceutical Inc.	11,557	796,046	*
Regeneron Pharmaceuticals Inc.	2,372	684,535	*

Total Biotechnology		2,823,596

Health Care Providers & Services - 2.9%
Mednax Inc.	20,570	1,144,515	*

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 6.3%
Agilent Technologies Inc.	13,824	$803,866
Mettler-Toledo International Inc.	3,534	870,424	*
Parexel International Corp.	17,250	841,972	*

Total Life Sciences Tools & Services		2,516,262

TOTAL HEALTH CARE		6,484,373

INDUSTRIALS - 16.9%
Electrical Equipment - 4.4%
EnerSys	11,975	815,019
Rockwell Automation Inc.	8,135	934,223

Total Electrical Equipment		1,749,242

Machinery - 3.9%
IDEX Corp.	15,360	1,106,073
Joy Global Inc.	8,559	451,830

Total Machinery		1,557,903

Professional Services - 3.7%
Intertek Group PLC	15,880	738,571	(a)
Towers Watson & Co., Class A Shares	6,301	736,713

Total Professional Services		1,475,284

Trading Companies & Distributors - 4.9%
MSC Industrial Direct Co. Inc., Class A Shares	10,359	870,363
United Rentals Inc.	13,536	1,095,604	*

Total Trading Companies & Distributors		1,965,967

TOTAL INDUSTRIALS		6,748,396

INFORMATION TECHNOLOGY - 20.2%
Electronic Equipment, Instruments & Components - 4.6%
FEI Co.	10,311	966,347
IPG Photonics Corp.	13,347	892,514

Total Electronic Equipment, Instruments & Components		1,858,861

Internet Software & Services - 1.6%
MercadoLibre Inc.	6,455	622,843

IT Services - 2.2%
Alliance Data Systems Corp.	3,620	867,569	*

Software - 11.8%
Check Point Software Technologies Ltd.	11,443	748,716	*
Citrix Systems Inc.	14,632	791,152	*
CommVault Systems Inc.	8,280	571,900	*
FireEye Inc.	2,812	205,248	*
Fortinet Inc.	47,336	1,003,523	*
Solarwinds Inc.	14,688	585,904	*
Workday Inc., Class A Shares	9,322	834,692	*

Total Software		4,741,135

TOTAL INFORMATION TECHNOLOGY		8,090,408

MATERIALS - 2.2%
Chemicals - 2.2%
Rockwood Holdings Inc.	13,140	900,484

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
SBA Communications Corp., Class A Shares	11,190	1,037,873	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,926,469)		$38,285,417

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.8%
Repurchase Agreements - 3.8%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity - $1,548,003; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value - $1,578,964) (Cost - $1,548,000)	0.020%	2/3/14	$1,548,000	$1,548,000

TOTAL INVESTMENTS - 99.5% (Cost - $32,474,469#)				39,833,417
Other Assets in Excess of Liabilities - 0.5%				185,042

TOTAL NET ASSETS - 100.0%				$40,018,459

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Industrials	$6,009,825	$738,571	—	$6,748,396
Other common stocks	31,537,021	—	—	31,537,021

Total long-term investments	$37,546,846	$738,571	—	$38,285,417

Short-term investments†	—	$1,548,000	—	1,548,000

Total investments	$37,546,846	$2,286,571	—	$39,833,417

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,950,449
Gross unrealized depreciation	(591,501)

Net unrealized appreciation	$7,358,948

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2014, the Fund did not have any derivative instruments outstanding.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2014